Appendix 3 Details of Due Dates of Payments to Suppliers (Tables)	12 Months Ended
Dec. 31, 2020
Details Of Due Dates Of Payments To Suppliers [Abstract]
Summary of Details of Due Dates of Payments to Suppliers

	Balance as of				Balance as of
	12-31-2020				12-31-2019
Suppliers with Payments Up-to-Date	Goods	Services	Other	Total	Goods	Services	Other	Total
Up to 30 days	104,782	469,913	1,321,209	1,895,904	181,353	424,827	1,108,119	1,714,299
From 31 to 60 days	52,007	233,753	96,755	382,515	51,522	167,440	83,664	302,626
From 61 to 90 days	3,877	30,449	15,620	49,946	6,192	24,320	3,071	33,583
From 91 to 120 days	373	23,619	124,617	148,609	1,088	10,437	3,375	14,900
From 121 to 365 days	6,462	16,912	19,770	43,144	10,394	5,528	98,859	114,781
More than 365 days	-	3,075	111,587	114,662	-	4,318	167,190	171,508
Total	167,501	777,721	1,689,558	2,634,780	250,549	636,870	1,464,278	2,351,697

	Balance as of				Balance as of
	12-31-2020				12-31-2019
Suppliers with Payments Up-to-Date	Goods	Services	Other	Total	Goods	Services	Other	Total
Up to 30 days	908	24,552	17,040	42,500	2,209	70,595	-	72,804
From 31 to 60 days	-	-	16,401	16,401	-	-	-	-
From 61 to 90 days	-	-	18,485	18,485	-	-	-	-
From 91 to 120 days	-	-	39,312	39,312	-	-	-	-
From 121 to 365 days	-	-	152,921	152,921	-	-	-	-
More than 365 days	-	-	-	-	-	272	-	272
Total	908	24,552	244,159	269,619	2,209	70,867	-	73,076

	Balance as of				Balance as of
	12-31-2020				12-31-2019
Suppliers with Payments Up-to-Date	Goods	Services	Other	Total	Goods	Services	Other	Total
Energy suppliers	60,184	56,933	1,627,935	1,745,052	92,284	59,014	1,253,815	1,405,113
Fuel and gas suppliers	17,410	7,211	-	24,621	19,102	7,834	-	26,936
Asset acquisitions	12,693	34,671	12,958	60,322	16,670	381	10,868	27,919
Payables due for goods and services	78,122	703,458	292,824	1,074,404	124,702	640,508	199,595	964,805
Cuentas por pagar con CAMMESA EDESUR	-	-	-	-	-	-	-	-
Total	168,409	802,273	1,933,717	2,904,399	252,758	707,737	1,464,278	2,424,773